Organization and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Property and Equipment, Estimated Useful Lives

Land is carried at cost. Bank premises, furniture and equipment are carried at cost, less accumulated depreciation and amortization computed principally by the straight-line method over the following estimated useful lives:

Years
Buildings and improvements	10-40
Furniture and equipment	5-12

Accumulated Balances Related Component of Other Comprehensive Income (Loss)

The accumulated balances related to each component of other comprehensive income (loss) are as follows:

(dollars in thousands)	Unrealized Gains And Losses On Available for Sale Securities	Defined Benefit Pension Items	Total
Balance, December 31, 2015	$(116)	$(608)	$(724)
Other comprehensive loss before reclassifications	(218)	(172)	(390)
Amounts reclassified from accumulated other comprehensive (loss)	(240)	—	(240)

Balance, December 31, 2016	$(574)	$(780)	$(1,354)
Other comprehensive income (loss) before reclassifications	296	(44)	252
Amounts reclassified from accumulated other comprehensive loss	(160)	0	(160)
Amounts reclassified to retained earnings from other comprehensive loss due to tax rate change	(85)	(163)	(248)

Balance, December 31, 2017	$(523)	$(987)	$(1,510)